INVENTORIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Non-current
Raw materials - ore stockpiles	$ 175	$ 158		$ 2
Raw materials
- ore stockpiles	340	289		238
- heap-leach inventory	16	17		14
Work in progress
- metals in process	73	66		51
- gold concentrate in process	0	0		1
Finished goods
- gold doré/bullion	58	77		64
- by-products	1	2		0
- gold concentrate	2	0		5
Total metal inventories	490	451		373
Mine operating supplies	586	604		456
Current inventories	1,076	1,055	[1],[2]	829	[1],[2]
Inventories	1,251	1,213		831
Write-down of inventories	$ 10	$ 14		$ 6

[1]	Contingent considerations, which was previously reported as part of trade, other receivables and other assets, is now reported separately on the statement of financial position as a result of a change in presentation policy. The change was made to provide more relevant and reliable information to users of the financial statements given the nature and measurement basis of these receivables. Comparative periods have been reclassified. The increase in contingent considerations from December 2024 is mainly as a result of contingent considerations recognised for the sale of the Doropo and ABC projects of $38m and the sale of MSG of $44m, partly offset by a decrease in the
Gramalote contingent consideration of $8m, resulting from a change in the timing of stage gate payments.

[2]	Comparative periods have been retrospectively revised, where indicated, due to the prior period error in the classification of deferred and current taxation assets and liabilities. Refer to Note 1.4.